0UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2003
                                              ----------------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                  -------------------------
  This Amendment (Check only one.):            [  ]   is a restatement.
                                               [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Jundt Associates, Inc.
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Address:       301 Carlson Parkway, Suite 120
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               Minnetonka, Minnesota 55305
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Form 13F File Number:  28- 2786
                          ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marcus E. Jundt
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Title:         Vice Chairman
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Phone:         (952) 541-0677
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Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt            Minneapolis, Minnesota        July 8, 2003
--------------------------     -------------------------     -------------------
[Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0


Form 13F Information Table Entry Total:            72
                                                 -------------------------------

Form 13F Information Table Value Total:          $ 209,940
                                                 -------------------------------
                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

                COLUMN 1       COLUMN 2    COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
----------------------------   --------   ---------   --------   -----------------------   ----------   --------   ----------------
                               TITLE OF                 VALUE     SHRS OR    SH/    PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
            NAME OF ISSUER       CLASS      CUSIP     (x$1000)    PRN AMT    PRN    CALL   DISCRETION   MANAGERS    SOLE   SHARED
----------------------------   --------   ---------   --------   ---------   ----   ----   ----------   --------    ----   ------
ABBOTT LABS COM                 COMMON    002824100      7,645     174,700    SH                 Sole                   174,700
ALIGN TECHNOLOGY INC COM        COMMON    016255101      2,087     165,600    SH                 Sole                   165,600
ALLSCRIPTS HLTHCAR SOL COM      COMMON    01988p108      2,853     771,200    SH                 Sole                   771,200
ANGIOTECH PHARMACEUTLS          COMMON    034918102        752      18,500    SH                 Sole                    18,500
AT&T CORP COM WIRLES GRP        COMMON    00209a106     10,149   1,236,200    SH                 Sole                 1,236,200
ATS MED INC COM                 COMMON    002083103        472     121,408    SH                 Sole                   121,408
BED BATH & BEYOND INC           COMMON    075896100        897      23,100    SH                 Sole                    23,100
BIOSPHERE MEDICAL INC COM       COMMON    09066V103      2,529     421,500    SH                 Sole                   421,500
BOSTON SCIENTIFIC CORP COM      COMMON    101137107      2,413      39,500    SH                 Sole                    39,500
CABLEVISION SYS CORP CL A       COMMON    12686C109      2,801     134,900    SH                 Sole                   134,900
CHARTER COMMUNCTNS DEL CL A     COMMON    16117m107     16,165   4,333,800    SH                 Sole                 4,333,800
CHECKFREE CORP NEW COM          COMMON    162813109        624      22,300    SH                 Sole                    22,300
CHEESECAKE FACTORY              COMMON    163072101        459      12,800    SH                 Sole                    12,800
CLEAR CHANNEL COMMUN COM        COMMON    184502102      3,790      89,400    SH                 Sole                    89,400
COMCAST CORP CL A SPL           COMMON    20030N200      8,288     285,900    SH                 Sole                   285,900
COSTCO WHSL CORP NEW COM        COMMON    22160k105      1,446      39,500    SH                 Sole                    39,500
COX COMMUNICATIONS NEW CL A     COMMON    224044107      5,286     165,700    SH                 Sole                   165,700
DICKS SPORTING GOODS COM        COMMON    253393102        466      12,700    SH                 Sole                    12,700
ECHOSTAR COMMNTNS               COMMON    278762109      1,890      54,600    SH                 Sole                    54,600
ENCORE ACQUISITION CO COM       COMMON    29255W100      1,007      52,600    SH                 Sole                    52,600
ENTRAVISION COMMUNCTNS CL A     COMMON    29382R107      1,171     103,200    SH                 Sole                   103,200
ENTREMED INC COM                COMMON    29382F103      2,491     600,200    SH                 Sole                   600,200
EXELIXIS                        COMMON    30161Q104        861     125,000    SH                 Sole                   125,000
EXPRESS SCRIPTS INC COM         COMMON    302182100        205       3,000    SH                 Sole                     3,000
EXULT INC DEL COM               COMMON    302284104        599      70,000    SH                 Sole                    70,000
FAMOUS DAVES AMER INC           COMMON    307068106      2,806     679,400    SH                 Sole                   679,400
FOREST LABS INC COM             COMMON    345838106      5,136      93,800    SH                 Sole                    93,800
GAMESTOP                        COMMON    36466R101        616      47,700    SH                 Sole                    47,700
GIVEN IMAGING ORD SHS           COMMON    M52020100      2,185     258,600    SH                 Sole                   258,600
GM HUGHES ELECTRONIC            COMMON    370442832      7,334     572,500    SH                 Sole                   572,500
HARMAN INTL INDS INC COM        COMMON    413086109        578       7,300    SH                 Sole                     7,300
HOME DEPOT INC                  COMMON    437076102        898      27,100    SH                 Sole                    27,100
HUMANA INC COM                  COMMON    444859102      1,435      95,000    SH                 Sole                    95,000
I2 TECHNOLOGIES INC             COMMON    465754109        395     390,700    SH                 Sole                   390,700
ICOS CORP COM                   COMMON    449295104      1,091      29,600    SH                 Sole                    29,600
IMMERSION CORP                  COMMON    452521107      3,127   1,645,600    SH                 Sole                 1,645,600
INSIGHT COMMUNICATIONS CL A     COMMON    45768V108        200      15,000    SH                 Sole                    15,000
INTEGRATED DEFENSE TEC          COMMON    45819B101        893      57,600    SH                 Sole                    57,600

                COLUMN 1       COLUMN 2    COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
----------------------------   --------   ---------   --------   -----------------------   ----------   --------   ----------------
                               TITLE OF                 VALUE     SHRS OR    SH/    PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
            NAME OF ISSUER       CLASS      CUSIP     (x$1000)    PRN AMT    PRN    CALL   DISCRETION   MANAGERS    SOLE   SHARED
----------------------------   --------   ---------   --------   ---------   ----   ----   ----------   --------    ----   ------
INTEL CORP COM                  COMMON    458140100        986      47,400    SH                 Sole                    47,400
INTERACTIVECORP                 COMMON    45840Q101      2,069      52,600    SH                 Sole                    52,600
INTUIT COM                      COMMON    461202103      1,137      25,500    SH                 Sole                    25,500
INTUITIVE SURGICAL INC COM      COMMON    46120E107      1,542     203,100    SH                 Sole                   203,100
JOHNSON & JOHNSON COM           COMMON    478160104      7,791     150,700    SH                 Sole                   150,700
KOHLS CORP COM                  COMMON    500255104      6,659     129,600    SH                 Sole                   129,600
KRISPY KREME DOUGHNUTS COM      COMMON    501014104        787      19,100    SH                 Sole                    19,100
LINENS N THINGS INC             COMMON    535679104        826      35,000    SH                 Sole                    35,000
MEDIACOM COMMUNICATION CL A     COMMON    58446K105      4,369     448,600    SH                 Sole                   448,600
MEDICINES CO                    COMMON    584688105      2,700     138,400    SH                 Sole                   138,400
MICROSOFT CORP                  COMMON    594918104      9,589     374,000    SH                 Sole                   374,000
NEXTEL COMMUNICATIONS CL A      COMMON    65332v103      1,355      75,000    SH                 Sole                    75,000
NEXTEL PARTNERS INC CL A        COMMON    65333F107      1,288     175,500    SH                 Sole                   175,500
OIL STS INTL                    COMMON    678026105        323      26,700    SH                 Sole                    26,700
OPENWAVE SYS INC COM            COMMON    683718100        476     237,800    SH                 Sole                   237,800
OXIGENE INC                     COMMON    691828107        252      25,500    SH                 Sole                    25,500
PANERA BREAD CO CL A            COMMON    69840w108        876      21,900    SH                 Sole                    21,900
PAXSON COMMUNICATIONS           COMMON    704231109        711     118,700    SH                 Sole                   118,700
PFIZER                          COMMON    717081103      9,538     279,300    SH                 Sole                   279,300
PLUMTREE SOFTWARE               COMMON    72940Q104        255      62,200    SH                 Sole                    62,200
PMC-SIERRA INC                  COMMON    69344F106        123      10,500    SH                 Sole                    10,500
QUALCOMM INC                    COMMON    747525103        331       9,200    SH                 Sole                     9,200
SCHERING PLOUGH CORP COM        COMMON    806605101      3,108     167,100    SH                 Sole                   167,100
SPANISH BROADCASTING CL A       COMMON    846425882        283      35,000    SH                 Sole                    35,000
SPINNAKER EXPL                  COMMON    84855W109        393      15,000    SH                 Sole                    15,000
SPRINT CORP PCS COM SER 1       COMMON    852061506      6,708   1,166,600    SH                 Sole                 1,166,600
TARGET CORP                     COMMON    87612e106      1,563      41,300    SH                 Sole                    41,300
TIVO                            COMMON    888706108        496      41,000    SH                 Sole                    41,000
WAL MART STORES                 COMMON    931142103      5,646     105,200    SH                 Sole                   105,200
WALT DISNEY COMPANY             COMMON    254687106      1,521      77,000    SH                 Sole                    77,000
WEBSENSE                        COMMON    947684106        312      19,900    SH                 Sole                    19,900
WYETH COM                       COMMON    983024100      6,491     142,500    SH                 Sole                   142,500
XM SATELLITE RADIO HLD CL A     COMMON    983759101     19,206   1,747,600    SH                 Sole                 1,747,600
ZIMMER HLDGS INC COM            COMMON    98956P102      6,190     137,400    SH                 Sole                   137,400


Totals                                                $209,940  19,359,108                                           19,359,108